Commitments - Summary of Other Commitments (Details) $ in Millions	Dec. 31, 2022 CAD ($)
Credit Facilities [Member]
Other Commitments [Line Items]
Other commitment, Year 1	$ 0
Other commitment, Year 2	0
Other commitment, Year 3	0
Other commitment, Year 4	0
Other commitment, Year 5	2,300
Other commitment, Thereafter	0
Letters Of Credit [Member]
Other Commitments [Line Items]
Other commitment, Year 1	186
Other commitment, Year 2	2
Other commitment, Year 3	0
Other commitment, Year 4	0
Other commitment, Year 5	0
Other commitment, Thereafter	0
Guarantees [Member]
Other Commitments [Line Items]
Other commitment, Year 1	475
Other commitment, Year 2	0
Other commitment, Year 3	0
Other commitment, Year 4	0
Other commitment, Year 5	0
Other commitment, Thereafter	0
Retirement Compensation Arrangements [Member]
Other Commitments [Line Items]
Other commitment, Year 1	163
Prudential Support From IESO [Member]
Other Commitments [Line Items]
Other commitment, Year 1	18
Debt Service Reserve Requirements [Member]
Other Commitments [Line Items]
Other commitment, Year 1	4
Various Operating Purposes [Member]
Other Commitments [Line Items]
Other commitment, Year 1	$ 3